Schedule of commodity taxes recoverable and other receivables (Details) - CAD ($) $ in Thousands	Jul. 31, 2019		Jul. 31, 2018
Commodity Taxes Recoverable And Other Receivables [Abstract]
Commodity taxes recoverable	$ 14,415		$ 4,237
Accrued interest income	570		0
Other receivables	262		0
Total commodity taxes recoverable and other receivables	$ 15,247	[1]	$ 4,237

[1]	Restated